LONG-TERM DEBT - Senior Notes and Debentures (Details)	1 Months Ended				12 Months Ended
	Feb. 28, 2025 CAD ($) tranche	Feb. 29, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Feb. 28, 2025 USD ($) tranche	Dec. 31, 2024 USD ($)	Sep. 30, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from debt derivatives upon conversion		$ 3,320,000,000	$ 2,460,000,000
Issuance of Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Total gross proceeds	$ 4,000,000,000
Senior Notes Due 2039 - 5.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 1,250,000,000
Interest rate					5.00%			5.00%
Discount / premium at issuance					99.714%			99.714%
Total gross proceeds					$ 1,684,000,000
Transaction costs and discounts					$ 20,000,000
Senior Notes Due 2034 - 5.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 1,250,000,000
Interest rate					5.30%			5.30%
Discount / premium at issuance					99.119%			99.119%
Total gross proceeds					$ 1,683,000,000
Transaction costs and discounts					$ 30,000,000
Senior Notes Due 2026 - 5.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 500,000,000		$ 500,000,000
Interest rate					5.65%	5.65%		5.65%
Discount / premium at issuance						99.853%
Total gross proceeds						$ 500,000,000
Transaction costs and discounts						3,000,000
Senior Notes Due 2028 - 5.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,000,000,000		$ 1,000,000,000
Interest rate					5.70%	5.70%		5.70%
Discount / premium at issuance						99.871%
Total gross proceeds						$ 1,000,000,000
Transaction costs and discounts						8,000,000
Senior Notes Due 2030 - 5.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 500,000,000	$ 500,000,000
Interest rate					5.80%	5.80%		5.80%
Discount / premium at issuance						99.932%
Total gross proceeds						$ 500,000,000
Transaction costs and discounts						4,000,000
Senior Notes Due 2033 - 5.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 1,000,000,000	$ 1,000,000,000
Interest rate					5.90%	5.90%		5.90%
Discount / premium at issuance						99.441%
Total gross proceeds						$ 1,000,000,000
Transaction costs and discounts						12,000,000
Subordinated Notes Issued | Issuance of Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche	3						3
Subordinated Notes Due 2055 - 7.00%, Tranche One | Issuance of Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 1,100,000,000
Interest rate	7.00%						7.00%
Applicable interest rate term	5 years
Subordinated Notes Due 2055 - 7.125%, Tranche Two | Issuance of Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 1,000,000,000
Interest rate	7.125%						7.125%
Applicable interest rate term	10 years
Redemption period	10 years
Subordinated Notes Due 2055 - 5.625%, Tranche Three | Issuance of Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	5.625%						5.625%
Applicable interest rate term	5 years
Subordinated Notes Due 2055 - 5.625% and Subordinated Notes Due 2055 - 7.00% | Issuance of Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Redemption period	5 years
Senior notes
Disclosure of detailed information about borrowings [line items]
Total gross proceeds				$ 2,980,000,000	$ 3,367,000,000	$ 3,000,000,000
Borrowings			$ 2,500,000,000						$ 3,000,000,000
Senior Notes Due 2029 - 5.00%
Disclosure of detailed information about borrowings [line items]
Interest rate			5.00%
Borrowings			$ 1,250,000,000
Senior Notes Due 2034 - 5.30%
Disclosure of detailed information about borrowings [line items]
Interest rate			5.30%
Borrowings			$ 1,250,000,000